5. Plant and Equipment (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015
Cost	$ 596,016
Accumulated Amortization	432,579
Net Book Value	163,437	$ 193,131
Computer Equipment
Cost	21,278
Accumulated Amortization	16,225
Net Book Value	5,053	5,945
Computer Software
Cost	9,848
Accumulated Amortization	7,386
Net Book Value	2,462	4,924
Furniture and Equipment
Cost	353,431
Accumulated Amortization	272,005
Net Book Value	81,426	94,651
Leasehold Improvements
Cost	142,793
Accumulated Amortization	87,219
Net Book Value	55,574	65,382
Medical Equipment
Cost	4,491
Accumulated Amortization	3,574
Net Book Value	917	1,047
Vehicles
Cost	64,175
Accumulated Amortization	46,170
Net Book Value	$ 18,005	$ 21,182